ASSET RETIREMENT OBLIGATION	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
ASSET RETIREMENT OBLIGATION

8. ASSET RETIREMENT OBLIGATION

We recognize the fair value of a liability for an asset retirement obligation (ARO) in the period in which it is incurred if a reasonable estimate of fair value can be made. Each period, we accrete the ARO to its then present value. The associated asset retirement cost (ARC) is capitalized as part of the carrying amount of our oil and natural gas properties, equipment and facilities. Subsequently, the ARC is depreciated using a systematic and rational method over the asset’s useful life. The AROs recorded by us relate to the plugging and abandonment of oil and natural gas wells, and decommissioning of oil and natural gas gathering and other facilities.

Inherent in the fair value calculation of ARO are numerous assumptions and judgments including the ultimate settlement amounts, inflation factors, credit adjusted discount rates, timing of settlement and changes in the legal, regulatory, environmental and political environments. To the extent future revisions to these assumptions result in adjustments to the recorded fair value of the existing ARO, a corresponding adjustment is made to the ARC capitalized as part of the oil and natural gas property balance.

The following table is a reconciliation of the ARO (in thousands):

	June 30, 2014	December 31, 2013
Asset retirement obligation, beginning balance	$9,513	$7,665
Liabilities added from acquisitions	79	1,088
Liabilities added from drilling	27	244
Settlements	—	(3)
Accretion expense	300	519

Asset retirement obligation, ending balance	$9,919	$9,513

Additional asset retirement obligations increase the liability associated with new oil and natural gas wells and other facilities as these obligations are incurred. Actual expenditures for abandonments of oil and natural gas wells and other facilities reduce the liability for asset retirement obligations. At June 30, 2014 and December 31, 2013, there were no significant expenditures for abandonments and there were no assets legally restricted for purposes of settling existing asset retirement obligations.

11. ASSET RETIREMENT OBLIGATION

We recognize the fair value of a liability for an asset retirement obligation (ARO) in the period in which it is incurred if a reasonable estimate of fair value can be made. Each period, we accrete the ARO to its then present value. The associated asset retirement cost (ARC) is capitalized as part of the carrying amount of our oil and natural gas properties, equipment and facilities. Subsequently, the ARC is depreciated using a systematic and rational method over the asset’s useful life. The AROs recorded by us relate to the plugging and abandonment of oil and natural gas wells, and decommissioning of oil and natural gas gathering and other facilities.

Inherent in the fair value calculation of ARO are numerous assumptions and judgments including the ultimate settlement amounts, inflation factors, credit adjusted discount rates, timing of settlement and changes in the legal, regulatory, environmental and political environments. To the extent future revisions to these assumptions result in adjustments to the recorded fair value of the existing ARO, a corresponding adjustment is made to the ARC capitalized as part of the oil and natural gas property balance.

The following table is a reconciliation of the ARO (in thousands):

	December 31,
	2013	2012
Asset retirement obligation, beginning balance	$7,665	$7,052
Liabilities added from acquisitions	1,088	—
Liabilities added from drilling	244	162
Settlements	(3)	(8)
Accretion expense	519	459

Asset retirement obligation, ending balance	$9,513	$7,665

Additional retirement obligations increase the liability associated with new oil and natural gas wells and other facilities as these obligations are incurred. Actual expenditures for abandonments of oil and natural gas wells and other facilities reduce the liability for asset retirement obligation. In 2013 and 2012, there were no significant expenditures for abandonments and there were no assets legally restricted for purposes of settling existing asset retirement obligations.